Pension and Postretirement Benefits - Schedule of Expected Benefit Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
2015	$ 18,656
2016	5,568
2017	5,088
2018	4,956
2019	4,255
2020-2024	14,748
Total	53,271
Pensions (Including Monthly Financial Support) [Member]
Defined Benefit Plan Disclosure [Line Items]
2015	17,017
2016	4,890
2017	4,542
2018	4,495
2019	3,862
2020-2024	13,525
Total	48,331
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2015	1,639
2016	678
2017	546
2018	461
2019	393
2020-2024	1,223
Total	$ 4,940